Schedule of Investments(a)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–51.98%
Aerospace & Defense–0.78%
Boeing Co. (The), 2.20%, 02/04/2026	$400,000	$372,342
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(b)	220,000	219,216
Lockheed Martin Corp.,
5.10%, 11/15/2027	3,100,000	3,190,383
4.45%, 05/15/2028(c)	3,180,000	3,174,354
4.75%, 02/15/2034(c)	5,658,000	5,660,810
5.20%, 02/15/2055	7,305,000	7,389,823
5.90%, 11/15/2063	2,252,000	2,516,606
Raytheon Technologies Corp., 5.15%, 02/27/2033	8,787,000	8,942,784
TransDigm, Inc., 6.75%, 08/15/2028(b)	4,650,000	4,661,169
		36,127,487
Agricultural Products & Services–0.16%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	3,252,000	3,195,230
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031(c)	1,250,000	1,048,200
Cargill, Inc., 4.75%, 04/24/2033(b)	3,207,000	3,180,843
		7,424,273
Air Freight & Logistics–0.42%
United Parcel Service, Inc.,
4.88%, 03/03/2033(c)	6,165,000	6,260,177
5.05%, 03/03/2053	13,135,000	13,135,288
		19,395,465
Asset Management & Custody Banks–1.22%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	10,373,000	10,353,739
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)(c)	573,000	476,084
Ares Capital Corp.,
2.88%, 06/15/2028	500,000	417,053
3.20%, 11/15/2031	900,000	687,702
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)(d)	5,247,000	5,162,346
5.83%, 10/25/2033(d)	3,296,000	3,467,641
4.71%, 02/01/2034(c)(d)	3,394,000	3,310,963
Series J, 4.97%, 04/26/2034(c)(d)	5,737,000	5,707,375
Series I, 3.75%(c)(d)(e)	925,000	752,117
BlackRock, Inc., 4.75%, 05/25/2033	10,222,000	10,121,202
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	4,882,000	4,126,672
Northern Trust Corp., 6.13%, 11/02/2032	4,032,000	4,232,330
State Street Corp., 5.16%, 05/18/2034(d)	8,190,000	8,157,286
		56,972,510
	Principal Amount	Value
Automobile Manufacturers–1.17%
American Honda Finance Corp., 4.70%, 01/12/2028	$5,962,000	$5,979,445
Ford Motor Co., 6.10%, 08/19/2032(c)	9,578,000	9,011,859
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027(c)	7,967,000	8,057,385
6.80%, 05/12/2028	12,525,000	12,407,935
7.35%, 03/06/2030	5,404,000	5,449,248
Hyundai Capital America,
5.60%, 03/30/2028(b)	7,518,000	7,549,263
2.00%, 06/15/2028(b)(c)	800,000	676,676
5.80%, 04/01/2030(b)(c)	1,560,000	1,586,122
Toyota Motor Credit Corp., 4.63%, 01/12/2028(c)	3,474,000	3,480,860
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	217,000	209,805
		54,408,598
Automotive Parts & Equipment–1.07%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	8,444,000	7,538,212
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	5,973,000	5,861,508
4.90%, 05/01/2033(b)	9,304,000	9,148,347
5.40%, 05/01/2053(b)(c)	9,004,000	8,852,948
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	6,007,000	4,518,766
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	5,242,000	5,269,861
7.13%, 04/14/2030(b)	8,695,000	8,766,560
		49,956,202
Automotive Retail–0.32%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	3,226,000	3,282,695
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	7,778,000	6,711,358
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	439,000	363,742
4.88%, 11/15/2031(b)(c)	5,949,000	4,738,241
		15,096,036
Biotechnology–0.98%
Amgen, Inc.,
5.25%, 03/02/2025	6,151,000	6,170,659
5.15%, 03/02/2028	7,884,000	7,952,099
5.25%, 03/02/2030(c)	3,418,000	3,445,765
5.25%, 03/02/2033(c)	8,286,000	8,318,845
5.60%, 03/02/2043(c)	6,766,000	6,707,846
5.65%, 03/02/2053	13,086,000	13,100,229
		45,695,443

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Brewers–0.00%
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	$250,000	$212,438
Broadline Retail–0.12%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	472,408
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)(f)	600,000	106,800
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	179,007
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	150,000	127,294
Prosus N.V. (China),
3.26%, 01/19/2027(b)	4,761,000	4,323,458
3.06%, 07/13/2031(b)	200,000	153,668
4.19%, 01/19/2032(b)	200,000	165,097
		5,527,732
Cable & Satellite–0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	8,833,000	8,248,524
7.38%, 03/01/2031(b)(c)	4,925,000	4,717,058
4.50%, 06/01/2033(b)	533,000	407,363
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.50%, 06/01/2041	372,000	245,716
Comcast Corp.,
5.50%, 11/15/2032(c)	6,032,000	6,328,167
2.80%, 01/15/2051	8,000	5,238
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	4,336,000	3,204,149
		23,156,215
Cargo Ground Transportation–0.32%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	2,075,000	2,071,344
5.70%, 02/01/2028(b)	3,210,000	3,195,854
5.55%, 05/01/2028(b)	6,513,000	6,439,410
6.20%, 06/15/2030(b)(c)	2,940,000	2,957,832
		14,664,440
Casinos & Gaming–0.01%
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)	400,000	325,456
Commercial & Residential Mortgage Finance–0.12%
Aviation Capital Group LLC, 6.25%, 04/15/2028(b)	5,028,000	5,039,919
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	531,000	464,620
		5,504,539
Commodity Chemicals–0.00%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(b)	200,000	161,036
	Principal Amount	Value
Computer & Electronics Retail–0.10%
Leidos, Inc.,
2.30%, 02/15/2031	$500,000	$390,743
5.75%, 03/15/2033	4,465,000	4,436,607
		4,827,350
Construction & Engineering–0.02%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(g)	136,993	96,648
Mexico City Airport Trust (Mexico),
3.88%, 04/30/2028(b)	200,000	184,969
5.50%, 07/31/2047(b)	600,000	459,393
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(g)	216,000	144,466
		885,476
Construction Machinery & Heavy Transportation Equipment– 0.15%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	7,214,000	7,078,273
Construction Materials–0.01%
CEMEX S.A.B. de C.V. (Mexico), 9.13%(b)(d)(e)	600,000	602,970
Consumer Finance–0.08%
Ally Financial, Inc., 2.20%, 11/02/2028(c)	542,000	432,753
Capital One Financial Corp., 5.27%, 05/10/2033(c)(d)	1,100,000	1,050,698
General Motors Financial Co., Inc., 5.40%, 04/06/2026	1,547,000	1,540,612
Synchrony Financial, 4.50%, 07/23/2025	670,000	622,937
		3,647,000
Consumer Staples Merchandise Retail–0.56%
Dollar General Corp., 5.50%, 11/01/2052	2,846,000	2,779,106
Target Corp.,
4.40%, 01/15/2033(c)	695,000	678,023
4.80%, 01/15/2053	3,980,000	3,748,337
Walmart, Inc.,
3.90%, 04/15/2028	5,418,000	5,360,997
4.10%, 04/15/2033(c)	6,618,000	6,481,070
4.50%, 09/09/2052	2,380,000	2,281,431
4.50%, 04/15/2053	4,675,000	4,484,410
		25,813,374
Copper–0.09%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(c)	385,000	369,796
PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(b)	217,000	212,412
5.32%, 04/14/2032(b)	3,845,000	3,618,644
		4,200,852
Distillers & Vintners–0.10%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	2,976,000	2,985,345
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Distillers & Vintners–(continued)
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	$1,750,000	$1,720,233
		4,705,578
Distributors–0.01%
Genuine Parts Co., 2.75%, 02/01/2032	331,000	273,821
Diversified Banks–8.82%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	18,853,488
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	3,237,000	2,918,974
3.80%, 05/17/2031(b)	4,227,000	3,428,224
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	4,909,000	5,092,566
6.75%(b)(c)(d)(e)	4,240,000	4,108,087
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	370,797
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	4,474,000	4,151,872
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	149,864
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	215,000	171,233
Bank Gospodarstwa Krajowego (Poland), 5.38%, 05/22/2033(b)	200,000	200,305
Bank of America Corp.,
6.15% (SOFR + 1.05%), 02/04/2028(h)	3,737,000	3,720,072
4.95%, 07/22/2028(d)	3,035,000	3,004,020
5.20%, 04/25/2029(c)(d)	15,406,000	15,363,272
4.57%, 04/27/2033(d)	3,215,000	3,022,807
5.02%, 07/22/2033(c)(d)	4,640,000	4,539,930
5.29%, 04/25/2034(d)	14,937,000	14,851,031
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)(d)	6,586,000	6,772,079
Barclays PLC (United Kingdom),
4.84%, 05/09/2028	600,000	555,876
8.00%(d)(e)	8,981,000	7,813,470
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(d)	600,000	549,069
BPCE S.A. (France),
5.98%, 01/18/2027(b)(c)(d)	5,461,000	5,458,772
2.28%, 01/20/2032(b)(d)	447,000	346,759
Citigroup, Inc.,
2.57%, 06/03/2031(d)	651,000	545,551
6.17%, 05/25/2034(c)(d)	15,956,000	16,191,202
3.88%(c)(d)(e)	12,654,000	10,567,355
7.38%(c)(d)(e)	15,736,000	15,657,320
Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(c)(e)(h)	2,199,000	2,193,503
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	525,000	414,246
Principal Amount		Value
Diversified Banks–(continued)
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	$3,607,000	$3,456,552
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	188,489
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	2,180,000	2,151,989
4.55%, 08/23/2027(b)	6,771,000	6,587,261
Fifth Third Bancorp,
2.38%, 01/28/2025	2,845,000	2,640,017
1.71%, 11/01/2027(d)	3,148,000	2,701,794
4.77%, 07/28/2030(d)	7,793,000	7,227,099
4.34%, 04/25/2033(d)	290,000	259,087
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(d)	3,172,000	3,128,786
2.36%, 08/18/2031(d)	288,000	231,996
2.87%, 11/22/2032(d)	790,000	636,953
5.40%, 08/11/2033(d)	5,436,000	5,325,484
8.11%, 11/03/2033(d)	6,705,000	7,462,945
6.33%, 03/09/2044(d)	10,949,000	11,346,929
Israel Discount Bank Ltd. (Israel), 5.38%, 01/26/2028(b)	400,000	397,376
JPMorgan Chase & Co.,
6.16% (3 mo. USD LIBOR + 0.89%), 07/23/2024(h)	2,957,000	2,959,218
4.32%, 04/26/2028(c)(d)	2,066,000	2,012,231
4.85%, 07/25/2028(c)(d)	3,225,000	3,209,798
2.96%, 05/13/2031(d)	300,000	256,551
4.59%, 04/26/2033(d)	2,297,000	2,204,214
5.72%, 09/14/2033(c)(d)	8,024,000	8,126,461
5.35%, 06/01/2034(d)	13,493,000	13,667,750
Series W, 6.32% (3 mo. USD LIBOR + 1.00%), 05/15/2047(h)	1,891,000	1,555,348
KeyBank N.A.,
3.30%, 06/01/2025	2,822,000	2,568,932
4.15%, 08/08/2025	1,587,000	1,460,202
5.85%, 11/15/2027(c)	2,862,000	2,658,274
4.90%, 08/08/2032	700,000	560,591
KeyCorp,
3.88%, 05/23/2025(d)	4,409,000	4,014,363
2.55%, 10/01/2029	2,851,000	2,185,309
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	357,000	338,250
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	325,000	322,931
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	6,514,000	6,090,659
4.70%, 01/27/2028	5,844,000	5,473,857
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.24%, 04/19/2029(c)(d)	3,023,000	3,016,479
1.80%, 07/20/2033(d)	3,766,000	3,724,616
5.41%, 04/19/2034(c)(d)	3,126,000	3,143,762
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)(d)	5,304,000	5,428,440
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	$6,576,000	$6,645,771
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	632,000	493,481
National Bank of Oman SAOG (Oman), 5.63%, 09/25/2023(b)	400,000	399,778
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)(c)	5,959,000	5,972,471
5.00%, 05/30/2028(b)	3,749,000	3,766,944
NatWest Group PLC (United Kingdom), 6.02%, 03/02/2034(d)	2,288,000	2,336,861
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)(d)	5,005,000	4,499,194
6.04%, 10/28/2033(c)(d)	4,270,000	4,408,330
5.07%, 01/24/2034(c)(d)	4,963,000	4,795,146
Series V, 6.20%(c)(d)(e)	6,204,000	5,750,333
Series W, 6.25%(c)(d)(e)	9,421,000	8,573,110
Royal Bank of Canada (Canada), 5.76% (SOFR + 0.71%), 01/21/2027(h)	2,755,000	2,714,846
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(d)	200,000	191,277
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(d)	3,192,000	2,529,801
4.30%(b)(d)(e)	9,045,000	6,378,841
7.75%(b)(d)(e)	11,053,000	10,786,959
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.77%, 01/13/2033	13,626,000	14,245,562
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	3,413,000	3,453,353
Synovus Bank, 5.63%, 02/15/2028	4,787,000	4,263,347
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	6,000,000	6,163,920
U.S. Bancorp,
4.55%, 07/22/2028(d)	3,219,000	3,096,042
4.97%, 07/22/2033(d)	2,605,000	2,361,653
5.85%, 10/21/2033(d)	5,477,000	5,530,853
4.84%, 02/01/2034(c)(d)	10,322,000	9,690,706
Wells Fargo & Co.,
4.81%, 07/25/2028(c)(d)	1,862,000	1,833,628
4.90%, 07/25/2033(d)	1,827,000	1,764,071
5.39%, 04/24/2034(c)(d)	4,801,000	4,810,178
4.61%, 04/25/2053(d)	2,837,000	2,449,920
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(d)	481,000	455,982
2.67%, 11/15/2035(d)	225,000	173,519
		410,268,614
Diversified Capital Markets–0.07%
Credit Suisse Group AG (Switzerland),
4.50%(b)(e)(f)	5,650,000	197,750
5.25%(b)(e)(f)	3,522,000	123,270
Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland), 4.75%, 05/12/2028(b)(d)	$3,096,000	$2,968,497
		3,289,517
Diversified Chemicals–0.32%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	200,000	169,023
7.25%, 02/13/2033(b)(c)	5,520,000	5,327,677
5.88%, 01/31/2050(b)	200,000	156,364
Celanese US Holdings LLC,
5.90%, 07/05/2024	4,242,000	4,238,294
6.05%, 03/15/2025	4,538,000	4,558,533
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	175,748
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	200,000	197,241
		14,822,880
Diversified Financial Services–0.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.75%, 06/06/2028	11,954,000	11,860,623
3.00%, 10/29/2028	223,000	193,473
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	199,179
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	189,000	141,635
BOC Aviation (USA) Corp. (China), 4.88%, 05/03/2033(b)	310,000	306,327
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(b)	226,000	221,197
Jackson Financial, Inc.,
5.17%, 06/08/2027(c)	827,000	791,585
5.67%, 06/08/2032(c)	548,000	523,363
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,405,332
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	8,600,000	6,823,670
3.25%, 10/01/2031(b)	7,800,000	5,967,897
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(g)	63,365	59,101
		36,493,382
Diversified Metals & Mining–0.33%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,568,626
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	3,913,000	3,310,569
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	151,315
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	$8,567,000	$8,502,499
		15,533,009
Diversified REITs–0.28%
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	325,000	316,287
5.25%, 01/30/2026(b)	7,067,000	6,791,450
4.87%, 01/15/2030(b)(c)	3,434,000	2,896,855
6.39%, 01/15/2050(b)	3,343,000	2,468,137
VICI Properties L.P., 5.13%, 05/15/2032(c)	500,000	467,271
		12,940,000
Diversified Support Services–0.13%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,297,000	1,314,042
7.75%, 03/15/2031(b)(c)	4,665,000	4,868,021
		6,182,063
Drug Retail–0.34%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	8,067,000	8,109,150
4.88%, 04/21/2033(b)	7,833,000	7,877,364
		15,986,514
Education Services–0.22%
Grand Canyon University, 3.25%, 10/01/2023	7,113,500	7,024,581
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032(c)	3,205,000	3,221,052
		10,245,633
Electric Utilities–2.22%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	199,014	144,137
American Electric Power Co., Inc.,
5.75%, 11/01/2027	3,084,000	3,180,479
3.88%, 02/15/2062(c)(d)	2,322,000	1,880,817
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	190,265
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	192,995
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	6,116,000	5,971,662
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	4,378,000	4,387,931
Duke Energy Corp., 5.00%, 08/15/2052	3,761,000	3,361,984
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,301,000	5,272,595
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,488,000	1,501,884
4.88%, 09/21/2038(b)	550,000	477,610
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	159,168
Principal Amount		Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)(c)	$3,290,000	$3,390,861
Evergy Metro, Inc., 4.95%, 04/15/2033	2,651,000	2,614,846
Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	170,335
Exelon Corp., 5.60%, 03/15/2053	4,715,000	4,666,246
Florida Power & Light Co., 4.80%, 05/15/2033(c)	2,891,000	2,892,085
Georgia Power Co.,
4.65%, 05/16/2028(c)	6,333,000	6,269,481
4.95%, 05/17/2033	8,612,000	8,498,114
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	191,000	163,210
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	185,252
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	6,181,000	5,671,068
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	2,173,000	2,191,265
National Rural Utilities Cooperative Finance Corp.,
5.80%, 01/15/2033(c)	3,191,000	3,371,668
7.13%, 09/15/2053(d)	7,437,000	7,470,144
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	4,784,000	4,839,169
4.63%, 07/15/2027	3,924,000	3,899,650
5.00%, 07/15/2032	151,000	149,329
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	2,569,000	2,581,478
Pennsylvania Electric Co., 5.15%, 03/30/2026(b)	605,000	601,451
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	200,759
3.38%, 02/05/2030(b)	200,000	176,196
Public Service Co. of Colorado, 5.25%, 04/01/2053	4,046,000	4,005,979
Public Service Electric and Gas Co., 5.13%, 03/15/2053(c)	2,554,000	2,535,853
Southern Co. (The), 5.70%, 10/15/2032(c)	2,383,000	2,457,751
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,555,000	3,531,646
State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(b)	200,000	193,591
Virginia Electric and Power Co., 5.00%, 04/01/2033	3,856,000	3,821,775
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	172,000	150,071
		103,420,800
Electrical Components & Equipment–0.47%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	3,198,000	3,094,541
Series AJ, 4.85%, 10/01/2052	3,240,000	3,057,974
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	$6,494,000	$6,423,557
6.30%, 02/15/2030(b)	3,075,000	3,070,664
6.40%, 04/15/2033(b)	4,000,000	3,960,157
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	2,099,000	2,029,120
		21,636,013
Electronic Equipment & Instruments–0.01%
Trimble, Inc., 6.10%, 03/15/2033(c)	423,000	428,552
Electronic Manufacturing Services–0.26%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	12,229,000	12,146,454
Environmental & Facilities Services–0.16%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)(c)	3,452,000	3,461,838
Republic Services, Inc.,
4.88%, 04/01/2029	1,315,000	1,318,762
5.00%, 04/01/2034	2,686,000	2,691,555
		7,472,155
Financial Exchanges & Data–0.39%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	8,258,000	7,021,364
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	1,507,000	1,481,536
4.60%, 03/15/2033	1,864,000	1,821,405
4.95%, 06/15/2052	2,557,000	2,431,518
5.20%, 06/15/2062	5,335,000	5,340,551
		18,096,374
Food Distributors–0.08%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	4,486,000	3,824,142
Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	500,000	495,450
5.15%, 01/29/2050(b)	200,000	162,030
		657,480
Gas Utilities–0.07%
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	301,334
Promigas S.A. ESP/Gases del Pacifico SAC (Colombia), 3.75%, 10/16/2029(b)	400,000	327,410
Southwest Gas Corp., 5.45%, 03/23/2028(c)	2,670,000	2,678,935
		3,307,679
Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(b)	200,000	177,500
	Principal Amount	Value
Health Care Equipment–0.07%
Becton, Dickinson and Co., 4.69%, 02/13/2028(c)	$2,940,000	$2,936,031
Teleflex, Inc., 4.63%, 11/15/2027	385,000	364,670
		3,300,701
Health Care Facilities–0.37%
HCA, Inc.,
5.50%, 06/01/2033(c)	1,046,000	1,044,506
5.90%, 06/01/2053	8,659,000	8,354,734
UPMC,
5.04%, 05/15/2033	5,995,000	5,859,613
5.38%, 05/15/2043	1,992,000	1,934,715
		17,193,568
Health Care REITs–0.03%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	514,000	406,231
3.25%, 04/15/2033	512,000	379,178
Welltower OP LLC, 3.10%, 01/15/2030	600,000	520,406
		1,305,815
Health Care Services–0.73%
CVS Health Corp.,
5.00%, 01/30/2029	6,358,000	6,366,694
5.25%, 01/30/2031	833,000	836,931
5.30%, 06/01/2033	7,253,000	7,276,356
5.88%, 06/01/2053	3,214,000	3,234,788
6.00%, 06/01/2063	3,354,000	3,371,537
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	3,347,000	2,647,383
Series 2042, 2.72%, 01/01/2042	3,229,000	2,251,017
2.86%, 01/01/2052	3,690,000	2,372,696
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	5,806,361
		34,163,763
Health Care Supplies–0.23%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	624,000	538,849
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	10,113,000	9,981,877
		10,520,726
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,260,392	1,028,637
Home Improvement Retail–0.66%
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	5,541,000	5,491,826
5.15%, 07/01/2033	6,894,000	6,881,993
5.75%, 07/01/2053	2,078,000	2,061,248
5.80%, 09/15/2062	4,727,000	4,580,260
5.85%, 04/01/2063	12,037,000	11,727,171
		30,742,498
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Hotel & Resort REITs–0.01%
Service Properties Trust, 4.95%, 02/15/2027(c)	$565,000	$471,131
Hotels, Resorts & Cruise Lines–0.12%
Marriott International, Inc., 4.90%, 04/15/2029	5,475,000	5,373,859
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027(c)	350,000	333,757
Independent Power Producers & Energy Traders–0.36%
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(b)	198,210	173,240
Calpine Corp., 3.75%, 03/01/2031(b)(c)	5,201,000	4,245,852
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	189,768
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	194,582
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(b)	650,000	417,223
5.38%, 12/30/2030(b)	11,848,000	7,605,011
Vistra Corp., 7.00%(b)(d)(e)	4,491,000	3,954,438
		16,780,114
Industrial Conglomerates–0.62%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	5,946,000	5,297,529
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	6,691,000	6,615,388
5.00%, 02/15/2033	9,430,000	9,714,075
4.50%, 01/15/2034	7,287,000	7,185,002
		28,811,994
Industrial Machinery & Supplies & Components–0.02%
Flowserve Corp., 2.80%, 01/15/2032	782,000	625,743
HTA Group Ltd. (Tanzania), 7.00%, 12/18/2025(b)	200,000	185,952
		811,695
Industrial REITs–0.49%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	190,163
Prologis L.P.,
4.63%, 01/15/2033(c)	5,524,000	5,408,832
4.75%, 06/15/2033(c)	10,253,000	10,033,980
5.25%, 06/15/2053(c)	7,292,000	7,127,555
		22,760,530
Insurance Brokers–0.15%
Arthur J. Gallagher & Co., 5.50%, 03/02/2033(c)	4,140,000	4,210,478
Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053(c)	$2,541,000	$2,544,150
		6,754,628
Integrated Oil & Gas–0.76%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	9,339,000	9,240,165
4.89%, 09/11/2033	5,481,000	5,447,349
Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	103,478
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(c)	11,641,000	10,330,888
5.95%, 01/28/2031(c)	400,000	287,393
6.70%, 02/16/2032	7,361,000	5,522,254
10.00%, 02/07/2033(b)(c)	4,260,000	3,824,074
SA Global Sukuk Ltd. (Saudi Arabia), 0.95%, 06/17/2024(b)	200,000	190,778
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	186,662
		35,133,041
Integrated Telecommunication Services–0.60%
AT&T, Inc., 5.40%, 02/15/2034	8,603,000	8,628,586
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	8,845,403
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	4,630,000	3,958,650
6.25%, 11/29/2028(b)	3,440,000	2,763,146
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	4,137,000	3,713,573
		27,909,358
Interactive Home Entertainment–0.11%
Roblox Corp., 3.88%, 05/01/2030(b)(c)	5,880,000	5,042,629
Interactive Media & Services–0.46%
Baidu, Inc. (China), 4.13%, 06/30/2025	200,000	195,126
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	239,580
Match Group Holdings II LLC,
5.63%, 02/15/2029(b)(c)	5,956,000	5,615,883
3.63%, 10/01/2031(b)	120,000	97,887
Meta Platforms, Inc.,
4.45%, 08/15/2052	3,289,000	2,785,272
4.65%, 08/15/2062(c)	4,206,000	3,582,124
5.75%, 05/15/2063	8,813,000	8,780,744
Telecomunicaciones Digitales S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	164,745
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	159,949
		21,621,310
Internet Services & Infrastructure–0.05%
Twilio, Inc., 3.63%, 03/15/2029	2,632,000	2,276,075
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–1.44%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)(d)	$7,810,000	$7,825,635
5.85%, 05/19/2034(c)(d)	7,808,000	7,920,623
Series G, 5.38%(c)(d)(e)	578,000	558,504
Series K, 5.00%(d)(e)	2,323,000	1,975,015
Goldman Sachs Group, Inc. (The),
5.68% (SOFR + 0.79%), 12/09/2026(h)	3,489,000	3,431,135
2.62%, 04/22/2032(d)	566,000	467,255
Series T, 3.80%(d)(e)	378,000	300,718
Series V, 4.13%(d)(e)	4,136,000	3,367,710
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	335,000	303,634
Morgan Stanley,
5.12%, 02/01/2029(c)(d)	2,979,000	2,965,805
5.16%, 04/20/2029(d)	19,168,000	19,119,769
5.25%, 04/21/2034(c)(d)	16,706,000	16,598,349
5.95%, 01/19/2038(d)	2,395,000	2,367,776
		67,201,928
Leisure Products–0.05%
Brunswick Corp., 5.10%, 04/01/2052	3,492,000	2,524,070
Life & Health Insurance–2.20%
Athene Holding Ltd., 4.13%, 01/12/2028(c)	850,000	787,183
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,149,203
Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	28,268,359
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	5,278,000	5,304,981
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	22,035,552
MetLife, Inc.,
5.25%, 01/15/2054	7,845,000	7,475,311
Series D, 5.88%(d)(e)	200,000	182,544
New York Life Global Funding, 4.55%, 01/28/2033(b)(c)	6,091,000	5,938,499
Pacific Life Global Funding II, 5.79% (SOFR + 0.80%), 03/30/2025(b)(h)	7,760,000	7,705,461
Principal Financial Group, Inc.,
5.38%, 03/15/2033	5,179,000	5,181,972
5.50%, 03/15/2053	6,897,000	6,460,416
Prudential Financial, Inc., 5.63%, 06/15/2043(d)	600,000	600,192
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	1,500,000	1,273,526
		102,363,199
Managed Health Care–0.92%
Centene Corp., 2.50%, 03/01/2031	773,000	619,316
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	7,405,000	5,393,668
3.00%, 06/01/2051	7,725,000	5,363,964
	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(c)	$4,408,000	$4,540,172
4.25%, 01/15/2029(c)	3,940,000	3,883,246
5.30%, 02/15/2030(c)	7,495,000	7,767,984
5.35%, 02/15/2033(c)	6,444,000	6,720,917
4.50%, 04/15/2033	1,782,000	1,749,620
5.05%, 04/15/2053(c)	3,789,000	3,722,913
5.20%, 04/15/2063	3,148,000	3,084,365
		42,846,165
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	217,666
Movies & Entertainment–0.24%
Walt Disney Co. (The), 6.55%, 03/15/2033	55,000	61,901
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032(c)	590,000	515,764
5.05%, 03/15/2042	4,722,000	3,823,277
5.14%, 03/15/2052	3,342,000	2,610,697
5.39%, 03/15/2062	5,178,000	4,033,006
		11,044,645
Multi-line Insurance–0.18%
Allianz SE (Germany), 3.20%(b)(d)(e)	345,000	251,525
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)(c)	8,256,000	8,243,991
		8,495,516
Multi-Sector Holdings–0.01%
SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(b)	300,000	296,270
Multi-Utilities–0.63%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.70%, 04/24/2033(b)	400,000	400,188
Ameren Illinois Co., 4.95%, 06/01/2033	4,511,000	4,522,823
Dominion Energy, Inc., 5.38%, 11/15/2032(c)	7,091,000	7,121,216
NiSource, Inc., 5.25%, 03/30/2028	1,831,000	1,845,689
San Diego Gas & Electric Co., 5.35%, 04/01/2053	9,938,000	9,833,247
WEC Energy Group, Inc.,
5.15%, 10/01/2027	3,182,000	3,209,961
4.75%, 01/15/2028	2,521,000	2,493,147
		29,426,271
Office REITs–0.29%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033	200,000	146,979
2.95%, 03/15/2034	206,000	163,990
4.75%, 04/15/2035	119,000	111,249
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Office REITs–(continued)
Boston Properties L.P.,
2.90%, 03/15/2030	$2,494,000	$1,985,513
3.25%, 01/30/2031	1,562,000	1,251,990
2.55%, 04/01/2032	3,125,000	2,304,324
2.45%, 10/01/2033(c)	3,263,000	2,296,785
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028(c)	5,544,000	4,726,687
Office Properties Income Trust, 4.50%, 02/01/2025	330,000	275,865
		13,263,382
Oil & Gas Drilling–0.12%
Valaris Ltd., 8.38%, 04/30/2030(b)	5,589,000	5,555,773
Oil & Gas Equipment & Services–0.15%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	3,963,000	3,859,764
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	4,383,000	3,195,799
		7,055,563
Oil & Gas Exploration & Production–0.66%
Apache Corp., 7.75%, 12/15/2029	3,786,000	3,921,917
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	4,292,000	4,199,964
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	9,127,109	7,386,336
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	400,000	289,685
Murphy Oil Corp., 6.38%, 07/15/2028(c)	4,384,000	4,326,045
Sinopec Group Overseas Development (2018) Ltd. (China), 2.95%, 08/08/2029(b)	200,000	183,899
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	177,000
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,013,000	4,068,219
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,045,378
		30,598,443
Oil & Gas Refining & Marketing–0.16%
Empresa Nacional del Petroleo (Chile), 6.15%, 05/10/2033(b)	600,000	597,888
Phillips 66, 5.30%, 06/30/2033(c)	6,844,000	6,815,888
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	183,206
		7,596,982
Oil & Gas Storage & Transportation–1.67%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	189,455
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$7,209,000	$7,334,581
7.38%, 01/15/2083(d)	4,963,000	4,897,969
7.63%, 01/15/2083(d)	3,761,000	3,800,581
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	2,485,000	2,446,315
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	4,010,000	4,142,399
6.51%, 02/23/2042(b)	5,385,000	5,646,251
Kinder Morgan, Inc.,
7.75%, 01/15/2032	680,000	769,672
4.80%, 02/01/2033(c)	3,556,000	3,356,144
5.20%, 06/01/2033	6,618,000	6,394,950
5.45%, 08/01/2052(c)	5,487,000	4,869,975
MPLX L.P.,
5.00%, 03/01/2033(c)	4,025,000	3,875,161
4.95%, 03/14/2052	3,067,000	2,528,116
ONEOK, Inc., 6.35%, 01/15/2031	495,000	510,590
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	3,555,000	3,603,874
Targa Resources Corp.,
5.20%, 07/01/2027	593,000	585,698
6.25%, 07/01/2052	2,624,000	2,481,086
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	2,210,000	2,304,765
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	4,447,000	3,647,704
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	5,400,000	5,390,307
Williams Cos., Inc. (The),
2.60%, 03/15/2031	1,017,000	841,881
4.65%, 08/15/2032(c)	527,000	498,860
5.65%, 03/15/2033(c)	7,271,000	7,355,592
		77,471,926
Other Specialized REITs–0.01%
EPR Properties, 3.60%, 11/15/2031	484,000	370,575
Other Specialty Retail–0.05%
Tractor Supply Co., 5.25%, 05/15/2033	2,542,000	2,529,826
Packaged Foods & Meats–0.66%
Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(b)	500,000	380,140
Mars, Inc.,
4.55%, 04/20/2028(b)(c)	8,763,000	8,753,995
4.65%, 04/20/2031(b)	4,423,000	4,375,784
McCormick & Co., Inc., 4.95%, 04/15/2033	2,222,000	2,176,207
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	19,316,000	14,988,407
		30,674,533
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Products–0.00%
Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(b)	$205,000	$204,117
Passenger Airlines–0.33%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	329,175	316,132
Series 2021-1, Class B, 3.95%, 07/11/2030	5,912,405	5,185,948
Series 2021-1, Class A, 2.88%, 07/11/2034	779,524	647,773
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	2,766,867	2,343,600
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,549,393	1,520,160
4.75%, 10/20/2028(b)	3,435,379	3,320,487
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	2,156,768	2,133,672
		15,467,772
Personal Care Products–0.69%
Kenvue, Inc.,
5.35%, 03/22/2026(b)(c)	1,438,000	1,462,099
5.05%, 03/22/2028(b)	3,601,000	3,680,018
5.00%, 03/22/2030(b)	6,724,000	6,861,434
4.90%, 03/22/2033(b)	8,738,000	8,902,903
5.10%, 03/22/2043(b)	3,495,000	3,520,088
5.05%, 03/22/2053(b)(c)	3,995,000	4,024,485
5.20%, 03/22/2063(b)	3,393,000	3,410,655
		31,861,682
Pharmaceuticals–1.29%
Eli Lilly and Co.,
4.70%, 02/27/2033	870,000	886,440
4.88%, 02/27/2053	3,299,000	3,326,761
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	3,294,000	2,242,963
Merck & Co., Inc.,
4.05%, 05/17/2028(c)	7,198,000	7,162,850
4.50%, 05/17/2033(c)	4,947,000	4,938,362
5.00%, 05/17/2053	3,661,000	3,687,514
5.15%, 05/17/2063(c)	2,350,000	2,372,993
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	3,514,000	3,496,833
4.45%, 05/19/2028	10,392,000	10,358,462
4.75%, 05/19/2033	7,628,000	7,662,227
5.30%, 05/19/2053	13,275,000	13,676,549
		59,811,954
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)(f)(i)	200,000	0
Property & Casualty Insurance–0.38%
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030	700,000	661,383
	Principal Amount	Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The), 4.95%, 06/15/2033	$13,594,000	$13,574,380
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	3,538,000	3,645,178
		17,880,941
Rail Transportation–0.36%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	280,073
CSX Corp., 4.50%, 11/15/2052	3,469,000	3,086,119
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	5,060,000	3,407,358
Union Pacific Corp.,
4.50%, 01/20/2033(c)	4,388,000	4,331,460
5.15%, 01/20/2063	5,694,000	5,638,129
		16,743,139
Real Estate Development–0.13%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	390,000	146,445
5.50%, 04/21/2025(b)	4,142,000	1,188,467
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	181,999
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	935,000	393,777
Essential Properties L.P., 2.95%, 07/15/2031	1,000,000	733,524
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	1,856,000	1,634,208
Logan Group Co. Ltd. (China),
4.25%, 07/12/2025(b)	2,055,000	226,050
4.50%, 01/13/2028(b)	1,750,000	196,875
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	2,251,000	724,208
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	2,025,000	471,373
		5,896,926
Regional Banks–0.84%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	200,000	186,699
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	3,881,000	3,257,254
Series G, 4.00%(d)(e)	6,015,000	4,475,742
M&T Bank Corp.,
3.55%, 07/26/2023	6,925,000	6,892,111
5.05%, 01/27/2034(c)(d)	4,478,000	4,135,676
Truist Financial Corp.,
4.87%, 01/26/2029(c)(d)	4,823,000	4,671,802
4.92%, 07/28/2033(d)	7,831,000	7,077,133
6.12%, 10/28/2033(c)(d)	4,207,000	4,308,377
5.12%, 01/26/2034(c)(d)	4,258,000	4,070,633
		39,075,427
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Reinsurance–0.49%
Global Atlantic Fin Co.,
3.13%, 06/15/2031(b)	$308,000	$230,933
4.70%, 10/15/2051(b)(d)	11,381,000	8,857,776
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	13,425,000	13,470,893
		22,559,602
Renewable Electricity–0.02%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	200,000	186,200
Aydem Yenilenebilir Enerji A.S. (Turkey), 7.75%, 02/02/2027(b)	400,000	326,692
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	120,160	111,320
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(b)	200,000	184,061
		808,273
Research & Consulting Services–0.09%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	4,727,000	4,181,969
Restaurants–0.37%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)(c)	5,091,000	4,375,631
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	399,621
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	7,783,000	7,609,517
McDonald’s Corp., 5.15%, 09/09/2052(c)	5,026,000	4,920,812
		17,305,581
Retail REITs–0.10%
Agree L.P., 2.60%, 06/15/2033	921,000	713,923
Kimco Realty OP LLC, 2.25%, 12/01/2031	265,000	205,319
Kite Realty Group Trust, 4.75%, 09/15/2030	432,000	389,183
Realty Income Corp., 5.63%, 10/13/2032(c)	2,842,000	2,898,253
Spirit Realty L.P., 2.70%, 02/15/2032	787,000	607,425
		4,814,103
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
5.70%, 04/01/2028(c)	2,493,000	2,529,316
3.90%, 04/01/2029	99,000	91,384
2.55%, 06/01/2031	382,000	310,566
2.35%, 03/15/2032	296,000	232,633
Life Storage L.P., 2.40%, 10/15/2031	482,000	384,950
		3,548,849
Principal Amount		Value
Semiconductors–0.30%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	$658,000	$531,665
3.19%, 11/15/2036(b)	301,000	225,439
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	11,911,000	11,779,340
Marvell Technology, Inc., 2.95%, 04/15/2031	487,000	408,526
SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	607,571
Skyworks Solutions, Inc., 3.00%, 06/01/2031	279,000	220,409
		13,772,950
Single-Family Residential REITs–0.00%
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	236,000	198,933
Soft Drinks & Non-alcoholic Beverages–0.25%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	13,172,000	11,545,258
Sovereign Debt–2.61%
Airport Authority (Hong Kong),
4.88%, 01/12/2033(b)	4,899,000	5,053,671
3.25%, 01/12/2052(b)	9,128,000	7,071,798
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	2,876,000	2,476,351
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	4,962,000	4,887,989
Colombia Government International Bond (Colombia),
3.25%, 04/22/2032	200,000	145,156
8.00%, 04/20/2033	5,622,000	5,655,776
7.50%, 02/02/2034	3,455,000	3,320,579
Dominican Republic International Bond (Dominican Republic),
4.50%, 01/30/2030(b)	200,000	173,135
7.05%, 02/03/2031(b)	2,790,000	2,775,154
5.30%, 01/21/2041(b)	3,823,000	2,973,229
Egypt Government International Bond (Egypt),
5.25%, 10/06/2025(b)	4,150,000	3,013,315
5.88%, 02/16/2031(b)	4,099,000	2,221,945
7.50%, 02/16/2061(b)	4,276,000	2,050,556
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	4,937,000	2,001,954
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	76,000	75,928
Indonesia Government International Bond (Indonesia),
4.55%, 01/11/2028	7,250,000	7,247,648
6.63%, 02/17/2037(b)	400,000	459,573
Israel Government International Bond (Israel), 4.50%, 01/17/2033	6,761,000	6,672,593
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Jordan Government International Bond (Jordan), 7.50%, 01/13/2029(b)	$600,000	$597,599
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	194,559
Mexico Government International Bond (Mexico),
4.50%, 04/22/2029	200,000	194,841
4.88%, 05/19/2033	200,000	191,410
6.35%, 02/09/2035	3,380,000	3,570,203
6.34%, 05/04/2053(c)	12,774,000	12,841,507
Oman Government International Bond (Oman),
6.00%, 08/01/2029(b)	200,000	201,015
6.25%, 01/25/2031(b)	3,290,000	3,340,998
Panama Government International Bond (Panama),
6.40%, 02/14/2035	500,000	524,425
6.85%, 03/28/2054	2,520,000	2,590,368
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	7,104,000	5,428,979
Philippine Government International Bond (Philippines), 5.50%, 01/17/2048	2,231,000	2,314,806
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	310,000	329,789
Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	200,000	136,060
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	294,935
6.63%, 02/17/2028(b)	5,030,000	5,167,415
3.63%, 03/27/2032(b)	300,000	253,530
7.13%, 01/17/2033(b)	6,774,000	7,150,221
7.63%, 01/17/2053(b)	500,000	531,603
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/18/2028(b)	3,550,000	3,576,483
4.38%, 04/16/2029(b)	415,000	410,504
4.88%, 07/18/2033(b)	6,326,000	6,383,953
5.00%, 01/18/2053(b)	7,020,000	6,464,367
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	300,000	292,012
		121,257,932
Specialized Finance–0.40%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	56,000	52,376
2.63%, 12/15/2026	449,000	383,221
3.25%, 03/15/2027	793,000	682,414
India Airport Infra (India), 6.25%, 10/25/2025(b)	400,000	381,400
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	15,459,000	15,111,173
	Principal Amount	Value
Specialized Finance–(continued)
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	$2,129,000	$2,052,972
		18,663,556
Specialty Chemicals–0.81%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)(c)	7,775,000	5,926,540
6.99%, 02/20/2032(b)	5,888,000	4,038,694
OCP S.A. (Morocco), 3.75%, 06/23/2031(b)	200,000	164,647
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	9,653,000	8,461,078
6.50%, 09/27/2028	300,000	266,292
8.75%, 05/03/2029(b)	7,995,000	7,665,486
5.50%, 03/18/2031(c)	14,272,000	11,141,687
		37,664,424
Steel–0.08%
POSCO (South Korea), 5.75%, 01/17/2028(b)	3,669,000	3,776,201
Systems Software–0.67%
Oracle Corp.,
6.25%, 11/09/2032	13,552,000	14,339,972
4.90%, 02/06/2033(c)	7,137,000	6,896,809
6.90%, 11/09/2052	5,600,000	6,102,685
5.55%, 02/06/2053(c)	3,678,000	3,438,427
VMware, Inc., 2.20%, 08/15/2031	297,000	233,529
		31,011,422
Technology Hardware, Storage & Peripherals–0.01%
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	403,706
Telecom Tower REITs–0.09%
SBA Communications Corp., 3.13%, 02/01/2029(c)	4,807,000	4,053,848
Tobacco–1.42%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	357,000	285,038
Philip Morris International, Inc.,
5.00%, 11/17/2025	2,441,000	2,445,945
5.13%, 11/17/2027	7,249,000	7,327,983
4.88%, 02/15/2028(c)	15,923,000	15,876,851
5.13%, 02/15/2030	17,710,000	17,538,928
5.75%, 11/17/2032(c)	3,949,000	4,051,408
5.38%, 02/15/2033	18,457,000	18,349,301
		65,875,454
Trading Companies & Distributors–0.66%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	8,778,000	8,587,517
Air Lease Corp., 3.63%, 12/01/2027	340,000	310,106
Avolon Holdings Funding Ltd. (Ireland),
2.75%, 02/21/2028(b)	725,000	603,764
6.38%, 05/04/2028(b)	8,475,000	8,287,509
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
GATX Corp., 4.90%, 03/15/2033(c)	$3,073,000	$2,946,887
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)(c)	5,299,000	4,665,824
3.15%, 06/15/2031(b)	6,768,000	5,251,501
		30,653,108
Transaction & Payment Processing Services–0.22%
Mastercard, Inc., 4.85%, 03/09/2033(c)	10,074,000	10,342,129
Wireless Telecommunication Services–0.71%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	195,880
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	195,894
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	120,884
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	200,000	199,640
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	284,495
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	2,330,000	2,307,408
5.15%, 03/20/2028(b)	4,654,000	4,621,496
T-Mobile USA, Inc.,
5.05%, 07/15/2033(c)	6,083,000	6,000,987
5.65%, 01/15/2053	7,180,000	7,177,971
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	4,049,000	2,915,280
Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(d)	5,448,000	4,339,468
5.13%, 06/04/2081(d)	6,245,000	4,630,173
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	400,000	235,901
		33,225,477
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,568,410,773)		2,418,064,620
U.S. Government Sponsored Agency Mortgage-Backed Securities–29.31%
Collateralized Mortgage Obligations–0.76%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(j)	3,700	639
6.00%, 07/25/2033(j)	2,803	476
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.08%, 03/25/2024(k)	$21,923,939	$116,201
Series K083, Class AM, 4.03%, 10/25/2028(l)	4,736,000	4,642,984
Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,662,358
Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,733,595
Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	18,400,620
		35,556,873
Federal Home Loan Mortgage Corp. (FHLMC)–0.30%
3.50%, 08/01/2026	124,817	121,963
7.00%, 05/01/2028 to 06/01/2032	292,964	301,575
6.00%, 03/01/2029 to 10/01/2032	8,570	8,840
7.50%, 05/01/2030 to 05/01/2035	274,218	281,051
8.50%, 08/01/2031	16,471	17,423
3.00%, 02/01/2032	1,120,147	1,067,403
6.50%, 08/01/2032 to 09/01/2036	66,000	68,914
8.00%, 08/01/2032	11,700	12,214
5.50%, 01/01/2034 to 07/01/2040	712,084	731,470
5.00%, 07/01/2034 to 06/01/2040	935,338	944,706
4.50%, 02/01/2040 to 10/01/2046	10,446,674	10,397,375
ARM, 4.31% (1 yr. USD LIBOR + 2.06%), 12/01/2036(h)	29,750	30,221
4.66% (1 yr. USD LIBOR + 2.20%), 02/01/2037(h)	5,498	5,429
4.19% (1 yr. USD LIBOR + 1.88%), 05/01/2037(h)	41,910	41,238
		14,029,822
Federal National Mortgage Association (FNMA)–23.95%
6.50%, 07/01/2028 to 01/01/2037	45,684	47,066
7.50%, 02/01/2030 to 08/01/2037	371,391	387,919
9.50%, 04/01/2030	942	954
3.50%, 12/01/2030 to 05/01/2047	25,754,617	24,146,188
7.00%, 03/01/2032 to 02/01/2034	161,309	161,164
8.50%, 10/01/2032	24,946	26,602
5.50%, 04/01/2033 to 06/01/2040	318,864	321,380
8.00%, 04/01/2033	23,011	24,445
6.00%, 04/01/2037 to 10/01/2039	7,304	7,518
5.00%, 12/01/2039	292,469	295,320
3.00%, 08/01/2043	2,005,323	1,826,519
4.00%, 12/01/2048	16,982,762	16,317,171
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
ARM, 4.67% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(h)	$51,449	$52,275
3.99% (1 yr. USD LIBOR + 1.64%), 01/01/2037(h)	27,449	27,682
4.34% (1 yr. USD LIBOR + 1.71%), 03/01/2038(h)	16,506	16,300
TBA, 2.50%, 06/01/2053(m)	253,500,000	216,767,254
3.00%, 06/01/2053(m)	21,000,000	18,643,652
3.50%, 06/01/2053(m)	212,000,000	194,799,844
4.00%, 06/01/2053(m)	49,704,000	46,962,514
4.50%, 06/01/2053(m)	49,705,000	48,146,865
5.00%, 06/01/2053(m)	314,042,000	309,374,303
5.50%, 06/01/2053(m)	235,700,000	235,571,103
		1,113,924,038
Government National Mortgage Association (GNMA)–4.30%
ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(h)	3,254	3,176
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(h)	1,485	1,468
3.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(h)	1,784	1,751
8.00%, 08/15/2025 to 09/15/2026	8,106	8,095
6.56%, 01/15/2027	48,716	49,900
7.00%, 10/15/2028 to 09/15/2032	68,048	68,246
6.00%, 11/15/2028 to 02/15/2033	34,576	35,569
6.50%, 01/15/2029 to 09/15/2034	48,908	50,523
7.50%, 05/15/2031 to 05/15/2032	3,748	3,759
5.50%, 06/15/2035	25,677	26,646
5.00%, 07/15/2035	2,395	2,429
4.00%, 03/20/2048	2,791,482	2,664,837
TBA, 4.50%, 06/01/2053(m)	99,574,000	96,763,758
5.00%, 06/01/2053(m)	23,000,000	22,715,644
5.50%, 06/01/2053(m)	77,448,000	77,405,646
		199,801,447
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,386,119,891)		1,363,312,180

Asset-Backed Securities–26.32%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	321,905	317,425
Series 2005-1, Class 4A1, 4.07%, 05/25/2035(l)	459,946	429,036
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	11,758,546
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	$1,047,347	$983,649
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	3,834,236	3,504,013
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(l)	2,309,818	2,128,976
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	2,969,282	2,459,711
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	7,439,190	6,284,325
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(n)	13,469,912	11,832,515
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	19,044,121
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,021,551
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,896,461
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,460,524
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,129,221
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(h)	21,505,000	21,038,126
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	4,394,000	4,126,179
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	10,935,448	9,265,437
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	10,934,604	8,909,879
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	10,261,473	8,995,000
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	11,602,551	9,830,663
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	14,157,327	11,553,489
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 3.86%, 08/25/2033(l)	36,798	35,209
Series 2004-10, Class 21A1, 4.11%, 01/25/2035(l)	260,408	238,718
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	147,410	141,454
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 4.71%, 11/25/2034(l)	212,996	210,736
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.53%, 04/10/2051(l)	$6,921,000	$5,859,599
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,402,872
Series 2019-B14, Class C, 3.77%, 12/15/2062	14,875,350	11,228,091
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,049,250
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	2,566,911	2,395,814
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.96% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(h)	6,655,000	6,457,744
Series 2021-VOLT, Class C, 6.21% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(h)	5,345,000	5,066,833
Series 2021-VOLT, Class D, 6.76% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(h)	12,367,000	11,756,092
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	4,640,000	4,510,501
Series 2022-LBA6, Class A, 6.06% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(h)	10,965,000	10,685,585
Series 2022-LBA6, Class B, 6.36% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(h)	6,790,000	6,566,455
Series 2022-LBA6, Class C, 6.66% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(h)	3,630,000	3,483,125
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(l)	4,396,493	3,955,805
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(l)	1,089,120	954,065
Series 2016-SH2, Class M2, 3.74%, 12/25/2045(b)(l)	4,267,127	3,770,677
Series 2016-SH2, Class M3, 3.74%, 12/25/2045(b)(l)	2,116,501	1,854,109
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.46% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(h)	4,417,000	4,382,044
Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(h)	4,761,000	4,684,167
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 07/10/2047(l)	2,816,000	2,649,730
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,178,691
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 5.12%, 08/25/2034(l)	124,802	115,585
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	11,061,400	9,013,197
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(l)	$222,835	$220,364
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	5,678,130	4,803,764
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	8,165,794	7,122,605
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(n)	7,995,528	7,170,805
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	11,174,845	10,460,680
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(l)	5,267,000	4,936,124
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,508	99,175
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(n)	775,878	762,158
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	1,878,047	1,591,642
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	2,550,880	2,158,864
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	10,702,184	9,953,542
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	5,772,399	5,128,708
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	11,292,607	10,926,435
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,809,790
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.05%, 06/25/2034(l)	529,564	493,054
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,827,125	9,143,897
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,380,562	9,814,065
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.70%, 06/27/2037(b)(l)	3,371,659	2,993,471
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,732,735	16,613,501
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.34% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(h)	3,239,313	3,180,108
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	4,906,450	4,861,592
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(l)	$2,633,757	$2,452,678
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	474,018	453,517
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	911,792	768,224
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	7,658,675	6,481,037
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(n)	10,274,758	10,005,434
Extended Stay America Trust, Series 2021-ESH, Class B, 6.49% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(h)	5,010,046	4,882,917
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	17,628,447	15,328,670
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	3,764,722	3,273,583
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(l)	1,519,028	1,415,485
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(n)	1,269,772	1,156,694
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.28%, 04/19/2036(l)	383,303	299,802
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(h)	5,015,000	4,950,482
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(h)	14,276,000	14,157,695
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(h)	6,576,000	6,473,835
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 6.44% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(h)	15,423,328	15,291,057
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(h)	15,988,000	15,685,923
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.79% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(h)	4,830,000	4,794,482
GS Mortgage Securities Trust,
Series 2013-GC14, Class B, 4.66%, 08/10/2046(b)(l)	4,973,000	4,763,619
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,245,285
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,249,438
Principal Amount		Value

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	$9,238,700	$8,125,462
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.02%, 09/25/2035(l)	103,372	94,219
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.05% (1 mo. USD LIBOR + 0.90%), 06/20/2035(h)	13,496	12,278
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,461,855
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,845,103
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	2,917,000	2,723,925
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	1,289,000	1,203,951
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.55% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(h)	11,399,000	11,162,950
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	7,847,000	6,434,540
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	10,816,803
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,603,250	5,250,653
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(l)	18,034	17,639
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 4.15%, 06/25/2035(l)	87,686	82,838
Series 2005-A3, Class 6A5, 4.38%, 06/25/2035(l)	172,134	169,836
Series 2005-A5, Class 1A2, 3.44%, 08/25/2035	83,333	83,953
Series 2007-A4, Class 3A1, 4.29%, 06/25/2037(l)	359,329	277,252
Series 20153, Class B2, 3.59%, 05/25/2045(b)(l)	4,260,707	3,946,448
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	13,040,235	10,684,063
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.88%, 01/15/2047(l)	12,750,000	11,374,315
Series 2015-C31, Class A3, 3.80%, 08/15/2048	924,076	877,863
Series 2016-C1, Class B, 4.70%, 03/17/2049(l)	5,083,000	4,746,318
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,075,583
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

KKR CLO 30 Ltd., Series 30A, Class A1R, 6.28% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(h)	$11,305,000	$11,170,324
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	93,057	67,421
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.87% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(h)	6,679,282	6,514,659
Series 2021-BMR, Class B, 6.05% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(h)	10,837,246	10,505,066
Series 2021-BMR, Class C, 6.27% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(h)	4,546,237	4,376,707
MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(l)	11,633,000	10,680,010
Med Trust,
Series 2021-MDLN, Class A, 6.06% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(h)	7,936,909	7,704,073
Series 2021-MDLN, Class B, 6.56% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(h)	5,059,717	4,887,009
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	7,126,439	6,222,241
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	7,008,879	6,100,098
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035	384,131	355,289
Series 2005-A5, Class A9, 4.17%, 06/25/2035(l)	424,867	399,331
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(l)	7,929,775	6,461,445
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(l)	9,513,346	8,266,859
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	9,283,866	7,937,936
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.81% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(h)	5,810,000	5,631,032
Series 2021-STOR, Class B, 6.01% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(h)	4,355,000	4,194,637
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(l)	15,769,000	14,602,688
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(l)	3,350,000	2,428,728
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,287,172
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,519,100
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	3,552,044	3,317,251
Principal Amount		Value

MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	$2,617,863	$2,476,378
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(l)	6,250,000	4,315,097
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(h)	10,020,860	9,963,231
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(l)	1,747,449	1,601,951
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(l)	2,915,612	2,672,224
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	7,546,101	6,834,468
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(l)	306,814	295,366
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	9,492,691	8,116,111
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(l)	11,510,364	10,437,509
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(n)	7,377,389	6,760,456
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(n)	7,063,333	6,097,211
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	8,065,425	7,057,564
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 6.37% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(h)	15,243,522	15,114,836
Series 2017-13A, Class A1AR, 6.22% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(h)	9,611,000	9,492,266
Series 2020-8RA, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(h)	17,937,000	17,720,285
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(h)	14,900,433	14,772,915
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(h)	16,476,000	16,301,470
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(h)	10,543,683	10,419,120
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	$21,801,000	$17,921,636
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	11,182,108	9,254,141
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(h)	9,626,000	9,324,456
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	14,052,089	13,068,894
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	7,210,523	6,201,005
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,635,746	9,335,201
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 5.68% (1 mo. USD LIBOR + 0.54%), 08/25/2031(h)	105,864	94,850
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(h)	10,308,773	10,220,798
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(l)	461,125	443,489
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	892,123	845,245
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	6,394,757	6,091,469
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	365,820	301,476
Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	292,843	257,949
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	13,311,851	12,069,323
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	5,591,348	5,041,454
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(l)	375,161	349,754
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,170,675	8,404,261
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,477,167	4,453,861
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,378,833	4,069,353
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	5,355,224	4,636,665
Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	$262,131	$248,858
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(l)	2,444,908	2,159,234
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	13,654,864	11,295,762
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	10,023,568	8,658,388
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.13%, 09/25/2034(l)	218,510	211,350
Series 2004-8, Class 3A, 5.00%, 07/25/2034(l)	632,820	603,944
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	87,487	80,506
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	16,117,000	15,776,030
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	12,691,667	11,061,869
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 6.14% (1 mo. USD LIBOR + 1.00%), 12/25/2033(h)	214,921	203,758
Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	397,270	376,241
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(h)	9,701,000	9,589,312
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(l)	299,491	295,918
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	12,393,481	10,584,235
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,278,911
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(n)	1,599,414	1,505,535
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(n)	2,014,184	1,900,912
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(l)	362,600	352,463
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(l)	2,474,552	2,097,110
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(l)	10,835,930	9,222,763
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	3,488,139	3,135,084
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(n)	7,577,517	6,831,509
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(n)	11,947,361	11,197,433
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(n)	3,787,588	3,741,242
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(n)	5,327,820	5,377,594
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	$2,468,927	$2,233,022
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 3.85%, 11/25/2036(l)	196,558	176,069
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.34%, 08/25/2035(l)	93,246	89,606
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,659,375	9,772,044
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,991,250	4,546,675
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.72%, 11/15/2045(b)(l)	168,159	155,779
Series 2013-C14, Class A5, 3.34%, 06/15/2046	27,945	27,878
Series 2013-C16, Class B, 4.98%, 09/15/2046(l)	3,127,000	3,050,175
Series 2014-C23, Class B, 4.39%, 10/15/2057(l)	4,693,000	4,385,381
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,584,051	18,095,941
Total Asset-Backed Securities (Cost $1,357,921,141)		1,224,238,388
U.S. Treasury Securities–3.23%
U.S. Treasury Bills–0.19%
4.79% - 5.23%, 04/18/2024(o)(p)	9,259,000	8,849,789
U.S. Treasury Bonds–0.88%
3.88%, 05/15/2043	2,297,000	2,255,905
3.63%, 02/15/2053	40,042,000	38,471,603
		40,727,508
U.S. Treasury Notes–2.16%
4.25%, 05/31/2025	16,461,100	16,415,768
3.63%, 05/15/2026	3,888,000	3,843,045
3.63%, 05/31/2028	56,777,900	56,458,524
3.75%, 05/31/2030	3,069,000	3,079,070
3.38%, 05/15/2033	21,250,700	20,797,463
		100,593,870
Total U.S. Treasury Securities (Cost $149,387,134)		150,171,167
	Shares
Preferred Stocks–1.75%
Asset Management & Custody Banks–0.01%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	302,000	296,485
Diversified Banks–1.15%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,283,557
Citigroup, Inc., 6.25%, Series T, Pfd.(c)(d)	5,247,000	5,089,660
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	13,825,000	12,796,420
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	7,226,000	6,204,966
	Shares	Value
Diversified Banks–(continued)
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	24,803	$27,940,828
		53,315,431
Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,682,000	1,523,051
Integrated Telecommunication Services–0.21%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	9,700,000	9,595,166
Investment Banking & Brokerage–0.26%
Goldman Sachs Group, Inc. (The), 8.21% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(h)	6,141,000	6,032,980
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,280,885
		12,313,865
Multi-Utilities–0.09%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)(d)	4,568,000	4,353,632
Total Preferred Stocks (Cost $89,670,115)		81,397,630
	Principal Amount
Agency Credit Risk Transfer Notes–0.88%
Fannie Mae Connecticut Avenue Securities,
Series 2019-R03, Class 1M2, 7.29% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(h)	$185,730	185,972
Series 2022-R03, Class 1M1, 7.07% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(h)	10,959,798	11,018,150
Series 2022-R04, Class 1M1, 6.97% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(h)	5,732,188	5,758,934
Series 2023-R02, Class 1M1, 7.27% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(h)	3,577,525	3,602,892
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.97% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(h)	8,155,077	8,197,556
Series 2022-HQA3, Class M1, STACR®, 7.26% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(h)	4,861,621	4,867,680
Series 2023-DNA1, Class M1, STACR®, 7.08% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(h)	2,994,172	3,000,507
Series 2020-DNA5, Class M2, STACR®, 7.77% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(h)	4,169,017	4,237,401
Total Agency Credit Risk Transfer Notes (Cost $40,643,069)		40,869,092
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value

Municipal Obligations–0.34%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$4,000,000	$3,706,748
Series 2022, RB, 4.35%, 06/01/2041		2,980,000	2,718,347
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		5,145,000	3,613,317
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		7,705,000	5,391,300
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		521,000	574,134
Total Municipal Obligations (Cost $20,351,000)			16,003,846
Non-U.S. Dollar Denominated Bonds & Notes–0.30%(q)
Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(b)	CAD	3,253,000	2,370,178
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,065,000	2,756,573
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	5,561,440
Sovereign Debt–0.02%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(f)	EUR	6,000,000	1,184,683
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,253,000	2,325,884
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $20,461,735)			14,198,758
	Shares
Exchange-Traded Funds–0.11%
Invesco High Yield Select ETF(r)		10,000	246,411
Invesco Short Duration Bond ETF(r)		12,000	297,300
Invesco Total Return Bond ETF(c)(r)		100,000	4,655,000
Total Exchange-Traded Funds (Cost $6,333,935)			5,198,711
Shares		Value
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(s)	80	$0
Oil & Gas Drilling–0.00%
Vantage Drilling International(s)	95	1,805
Paper & Plastic Packaging Products & Materials–0.00%
WestRock Co.	65	1,820
Specialty Chemicals–0.00%
Ingevity Corp.(s)	10	472
Total Common Stocks & Other Equity Interests (Cost $5,671)		4,097
Money Market Funds–12.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(r)(t)	201,292,225	201,292,225
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(r)(t)	143,736,736	143,751,110
Invesco Treasury Portfolio, Institutional Class, 5.04%(r)(t)	230,048,257	230,048,257
Total Money Market Funds (Cost $575,109,498)		575,091,592

Options Purchased–0.05%
(Cost $3,260,447)(u)		2,480,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-126.63% (Cost $6,217,674,409)		5,891,030,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.31%
Invesco Private Government Fund, 5.10%(r)(t)(v)	108,170,969	108,170,969
Invesco Private Prime Fund, 5.22%(r)(t)(v)	278,241,954	278,214,124
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $386,410,160)		386,385,093
TOTAL INVESTMENTS IN SECURITIES–134.94% (Cost $6,604,084,569)		6,277,415,994
OTHER ASSETS LESS LIABILITIES—(34.94)%		(1,625,522,959)
NET ASSETS–100.00%		$4,651,893,035
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,928,783,611, which represented 41.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $1,612,503, which represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco High Yield Select ETF	$-	$249,153	$-	$(2,742)	$-	$246,411	$1,536
Invesco Short Duration Bond ETF	-	298,782	-	(1,482)	-	297,300	1,446
Invesco Total Return Bond ETF	4,826,000	-	-	(171,000)	-	4,655,000	141,153
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,528,503	637,079,906	(464,316,184)	-	-	201,292,225	2,985,474
Invesco Liquid Assets Portfolio, Institutional Class	20,483,790	455,057,075	(331,758,172)	(21,546)	(10,037)	143,751,110	2,190,732
Invesco Treasury Portfolio, Institutional Class	32,604,004	728,091,321	(530,647,068)	-	-	230,048,257	3,403,976
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$60,813,993	$444,988,897	$(397,631,921)	$-	$-	$108,170,969	$2,666,349*
Invesco Private Prime Fund	157,313,815	993,562,666	(872,656,177)	(34,724)	28,544	278,214,124	7,306,077*
Total	$304,570,105	$3,259,327,800	$(2,597,009,522)	$(231,494)	$18,507	$966,675,396	$18,696,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	06/16/2023	95	USD	4,185.00	USD	39,757,500	$495,900
S&P 500 Index	Call	09/15/2023	168	USD	4,260.00	USD	71,568,000	1,984,920
Total Index Options Purchased								$2,480,820

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/15/2023	75	USD	4,400.00	USD	33,000,000	$(385,125)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,065	September-2023	$219,206,954	$(272,325)	$(272,325)
U.S. Treasury 10 Year Notes	769	September-2023	88,026,469	174,984	174,984
U.S. Treasury Long Bonds	315	September-2023	40,428,281	524,180	524,180
U.S. Treasury Ultra Bonds	1,312	September-2023	179,580,000	3,129,687	3,129,687
Subtotal—Long Futures Contracts				3,556,526	3,556,526
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,198	September-2023	(130,675,594)	159,110	159,110
U.S. Treasury 10 Year Ultra Notes	3,989	September-2023	(480,487,515)	(2,619,189)	(2,619,189)
Subtotal—Short Futures Contracts				(2,460,079)	(2,460,079)
Total Futures Contracts				$1,096,447	$1,096,447

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/17/2023	Goldman Sachs International	CAD	15,903,000	USD	11,915,394	$179,999
08/17/2023	Goldman Sachs International	EUR	11,395,000	USD	12,625,318	393,158
Total Forward Foreign Currency Contracts						$573,157

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,380,917,895	$37,146,725	$2,418,064,620
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,363,312,180	—	1,363,312,180
Asset-Backed Securities	—	1,206,987,045	17,251,343	1,224,238,388
U.S. Treasury Securities	—	150,171,167	—	150,171,167
Preferred Stocks	35,505,270	45,892,360	—	81,397,630
Agency Credit Risk Transfer Notes	—	40,869,092	—	40,869,092
Municipal Obligations	—	16,003,846	—	16,003,846
Non-U.S. Dollar Denominated Bonds & Notes	—	14,198,758	—	14,198,758
Exchange-Traded Funds	5,198,711	—	—	5,198,711
Common Stocks & Other Equity Interests	4,097	—	—	4,097
Money Market Funds	575,091,592	386,385,093	—	961,476,685
Options Purchased	2,480,820	—	—	2,480,820
Total Investments in Securities	618,280,490	5,604,737,436	54,398,068	6,277,415,994
Other Investments - Assets*
Investments Matured	—	541,155	—	541,155
Futures Contracts	3,987,961	—	—	3,987,961
Forward Foreign Currency Contracts	—	573,157	—	573,157
	3,987,961	1,114,312	—	5,102,273
Other Investments - Liabilities*
Futures Contracts	(2,891,514)	—	—	(2,891,514)
Options Written	(385,125)	—	—	(385,125)
	(3,276,639)	—	—	(3,276,639)
Total Other Investments	711,322	1,114,312	—	1,825,634
Total Investments	$618,991,812	$5,605,851,748	$54,398,068	$6,279,241,628

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Core Plus Bond Fund